Consolidated Comprehensive Income (Parenthetical) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Foreign currency translation, tax (provision)/benefit	$ (78)	$ 57	$ 9
Current year actuarial gain (loss), tax (provision)/benefit	838	(1,232)	372
Amortization of actuarial (gain) loss, tax (provision)/benefit	(175)	(265)	(243)
Current year prior service credit (cost), tax (provision)/benefit	(2)	(2)	(12)
Amortization of prior service (credit) cost, tax (provision)/benefit	13	19	17
Amortization of transition (asset) obligation, tax (provision)/benefit	0	(1)	(1)
Derivative financial instruments, Gains (losses) deferred, tax (provision)/benefit	69	2	29
Derivative financial instruments, (Gains) losses reclassified to earnings, tax (provision)/benefit	(2)	(25)	(10)
Available-for-sale securities, Gains (losses) deferred, tax (provision)/benefit	(12)	(15)	(13)
Available-for-sale securities, (Gains) losses reclassified to earnings, tax (provision)/benefit	$ 11	$ 6	$ 1